Basic and Diluted Earnings Per Common Share (Detail) - USD ($)	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Basic
Net income	$ 1,212,000	$ 1,000,000	$ 916,000	$ 850,000	$ 928,000	$ 907,000	$ 845,000	$ 2,360,000	$ 1,766,000	$ 3,546,000	$ 3,580,000
Dividends on non-vested restricted stock	(27,000)		(9,000)					(53,000)	(17,000)	(31)	(31)
Net income allocated to stockholders	$ 1,185,000		$ 907,000					$ 2,307,000	$ 1,749,000	$ 3,515,000	$ 3,549,000
Weighted average common shares outstanding	4,990,904		4,847,884					4,986,290	4,839,725	4,861,942	4,907,799
Basic earnings per common share	$ 0.24	$ 0.20	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.46	$ 0.35	$ 0.72	$ 0.72
Diluted
Net income allocated to stockholders	$ 1,185,000		$ 907,000					$ 2,307,000	$ 1,749,000	$ 3,515,000	$ 3,549,000
Weighted average common shares outstanding for basic earnings per common share	4,990,904		4,847,884					4,986,290	4,839,725	4,861,942	4,907,799
Add: Dilutive effects of assumed exercise of stock options and restricted stock	226,030		119,102					224,998	119,102	123,857	108,521
Average shares and dilutive potential common shares	5,216,934		4,966,986					5,211,288	4,958,827	4,985,799	5,016,320
Diluted earnings per common share	$ 0.22	$ 0.20	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.17	$ 0.44	$ 0.35	$ 0.71	$ 0.71